UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02538

Touchstone Investment Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code:  800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – December 31, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 44.5%

	Financials — 12.8%
$504,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	$510,300
290,000	Ally Financial, Inc., 8.000%, 11/1/31	369,025
480,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	490,871
630,000	Bank of America Corp.,
	5.200%, 12/29/49(A)	581,962
145,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	161,799
452,000	Bank of America NA, 5.300%, 3/15/17	485,523
280,000	Boston Properties LP, 3.850%, 2/1/23	290,662
250,000	Citigroup, Inc., 3.375%, 3/1/23	252,236
630,000	Citigroup, Inc., 5.350%, 4/29/49(A)	581,175
630,000	Fifth Third Bancorp,
	4.900%, 12/29/49(A)	609,525
890,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	895,158
1,100,000	General Electric Capital Corp.,
	6.250%, 12/22/49(A)	1,197,625
305,000	General Electric Capital Corp. MTN,
	4.650%, 10/17/21	343,774
155,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	174,943
630,000	Goldman Sachs Group, Inc. (The),
	5.700%, 12/29/49(A)	637,245
415,000	Goldman Sachs Group, Inc. (The),
	6.125%, 2/15/33	508,669
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	201,168
180,000	HSBC Bank PLC, 144a, 4.125%, 8/12/20	194,846
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	145,845
630,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)	593,460
465,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	520,260
630,000	Morgan Stanley, 5.450%, 7/29/49(A)	631,134
360,000	Navient LLC MTN, 6.125%, 3/25/24	353,700
300,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	312,191
500,000	PHH Corp., 6.375%, 8/15/21	458,125
250,000	PNC Bank NA, 2.700%, 11/1/22	239,415
192,000	Protective Life Corp., 7.375%, 10/15/19	231,052
1,075,000	Simon Property Group LP, REIT,
	2.750%, 2/1/23	1,052,536
580,000	Wells Fargo & Co., 5.900%, 12/12/49(A)	584,350
		13,608,574

	Energy — 7.1%
450,000	Access Midstream Partners LP / ACMP
	Finance Corp., 5.875%, 4/15/21	469,125
500,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	455,485
475,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	541,122
248,000	Chesapeake Energy Corp.,
	5.375%, 6/15/21	247,845
890,000	CNOOC Finance 2012 Ltd., 144a,
	3.875%, 5/2/22	905,375
620,000	ConocoPhillips Co., 3.350%, 11/15/24	626,415
565,000	Continental Resources, Inc./OK,
	7.125%, 4/1/21	607,375
735,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	769,278
500,000	FTS International, Inc., 144a,
	6.250%, 5/1/22	365,000
575,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	545,874
504,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	438,480
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	211,167
250,000	Petrobras International Finance Co. -
	Pifco, 5.375%, 1/27/21	231,642
493,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	548,462
570,000	Suncor Energy, Inc., 3.600%, 12/1/24	563,248
		7,525,893

	Consumer Discretionary — 6.6%
295,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	455,427
490,000	AutoNation, Inc., 5.500%, 2/1/20	537,388
275,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	306,931
425,000	CBS Corp., 4.900%, 8/15/44	431,572
504,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	535,500
504,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	521,640
200,000	Comcast Corp., 4.650%, 7/15/42	218,902
220,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	224,151
504,000	DISH DBS Corp., 6.750%, 6/1/21	541,800
475,000	Forest Laboratories, Inc., 144a,
	5.000%, 12/15/21	514,342
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	287,337
252,000	MGM Resorts International,
	6.750%, 10/1/20	264,599
170,000	Mondelez International, Inc.,
	4.125%, 2/9/16	176,316
210,000	News America, Inc., 6.900%, 3/1/19	247,622
400,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	401,674
497,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	521,850
440,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	470,884
330,000	Viacom, Inc., 6.250%, 4/30/16	352,540
		7,010,475

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 44.5% (Continued)

	Telecommunication Services — 3.8%
$325,000	CenturyLink, Inc., 5.150%, 6/15/17 $	$340,438
245,000	Frontier Communications Corp.,
	6.875%, 1/15/25	244,999
480,000	Orange SA (France), 2.750%, 2/6/19	488,916
520,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	521,363
349,000	Sprint Nextel Corp., 6.000%, 11/15/22	321,079
194,000	Telefonica Emisiones SAU,
	6.421%, 6/20/16	207,532
504,000	T-Mobile USA, Inc., 6.731%, 4/28/22	519,120
504,000	UPCB Finance III Ltd. (Cayman Islands),
	144a, 6.625%, 7/1/20	529,200
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	337,492
551,000	Windstream Corp., 6.375%, 8/1/23	515,185
		4,025,324

	Utilities — 3.2%
874,000	Alabama Power Capital Trust V,
	3.335%, 10/1/42(A)	820,579
320,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	348,916
500,000	Dominion Resources, Inc./ VA,
	5.750%, 10/1/54(A)	521,708
316,000	Dynegy, Inc., 5.875%, 6/1/23	300,199
265,000	Iberdrola International BV,
	6.750%, 7/15/36	337,823
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	131,002
225,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	223,594
496,000	NRG Energy, Inc., 6.625%, 3/15/23	515,840
185,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	194,298
		3,393,959

	Materials — 3.2%
504,000	ArcelorMittal (Luxembourg),
	6.000%, 3/1/21	524,160
530,000	Domtar Corp., 10.750%, 6/1/17	629,943
378,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 10/15/19	349,650
260,000	Glencore Funding LLC, 144a,
	2.500%, 1/15/19	256,016
633,000	International Paper Co.,
	7.950%, 6/15/18	746,253
500,000	Rio Tinto Finance USA Ltd.,
	3.500%, 11/2/20	518,784
226,000	Southern Copper Corp.,
	5.375%, 4/16/20	246,123
62,000	Vale Overseas Ltd., 5.625%, 9/15/19	65,969
		3,336,898

	Industrials — 2.6%
250,000	Air Lease Corp., 5.625%, 4/1/17	269,375
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	234,415
158,000	Con-way, Inc., 6.700%, 5/1/34	180,606
400,000	FedEx Corp., 5.100%, 1/15/44	461,866
80,000	Hutchison Whampoa International
	09/19 Ltd. (Cayman Islands), 144a,
	5.750%, 9/11/19	91,216
252,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	230,579
370,000	Republic Services, Inc., 3.550%, 6/1/22	379,848
508,000	Rexel SA (France), 144a,
	5.250%, 6/15/20	511,810
378,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	415,611
		2,775,326

	Consumer Staples — 2.5%
515,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	680,705
500,000	Kroger Co. (The), 5.000%, 4/15/42	544,766
504,000	Post Holdings, Inc., 7.375%, 2/15/22	504,000
435,000	Walgreens Boots Alliance, Inc. old,
	2.700%, 11/18/19	437,213
370,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	495,550
		2,662,234

	Health Care — 1.9%
504,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	537,390
406,000	HCA, Inc., 6.500%, 2/15/20	454,923
325,000	Medtronic, Inc., 4.450%, 3/15/20	356,577
66,000	Select Medical Corp., 6.375%, 6/1/21	66,989
573,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	598,785
		2,014,664

	Information Technology — 0.8%
325,000	Apple, Inc., 1.000%, 5/3/18	320,177
385,000	Oracle Corp., 3.875%, 7/15/20	413,692
94,000	Western Union Co. (The),
	5.253%, 4/1/20	103,064
		836,933
	Total Corporate Bonds	$47,190,280

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 20.3%
$84,993	FHLMC, Pool #1B3366,
	2.408%, 3/1/37(A)	$90,181
225,342	FHLMC, Pool #1H1348,
	2.265%, 10/1/36(A)	239,682
949,298	FHLMC, Pool #1Q0339,
	2.513%, 4/1/37(A)	1,019,825
42,679	FHLMC, Pool #A12886, 5.000%, 8/1/33	47,342
66,345	FHLMC, Pool #A13842, 6.000%, 9/1/33	75,051
24,721	FHLMC, Pool #A21415, 5.000%, 5/1/34	27,411
58,524	FHLMC, Pool #A35682, 5.000%, 7/1/35	64,755
27,777	FHLMC, Pool #A36523, 5.000%, 8/1/35	30,677
212,188	FHLMC, Pool #A46590, 5.000%, 8/1/35	234,578
58,705	FHLMC, Pool #A56988, 5.500%, 2/1/37	65,570
350,312	FHLMC, Pool #A96485, 4.500%, 1/1/41	381,892
1,218,649	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,346,862
31,713	FHLMC, Pool #C62740, 7.000%, 1/1/32	36,010
35,491	FHLMC, Pool #C72254, 6.500%, 7/1/32	40,323
136,054	FHLMC, Pool #C90986, 7.000%, 6/1/26	152,447
57,477	FHLMC, Pool #G02184, 5.000%, 4/1/36	63,545
817,941	FHLMC, Pool #G05733,
	5.000%, 11/1/39	913,105
476,625	FHLMC, Pool #J13584,
	3.500%, 11/1/25	505,509
183,767	FNMA, Pool #255628, 5.500%, 2/1/25	205,355
13,430	FNMA, Pool #432269, 6.500%, 8/1/28	15,295
14,745	FNMA, Pool #496848, 6.500%, 6/1/29	16,792
7,685	FNMA, Pool #535290, 8.000%, 5/1/30	9,363
28,902	FNMA, Pool #540040, 7.500%, 6/1/28	30,100
26,283	FNMA, Pool #561741, 7.500%, 1/1/31	31,144
11,315	FNMA, Pool #569874, 8.000%, 2/1/31	12,055
4,144	FNMA, Pool #575501, 6.000%, 5/1/17	4,183
39,100	FNMA, Pool #596500, 6.500%, 7/1/16	40,084
18,734	FNMA, Pool #626811, 6.500%, 6/1/17	19,474
98,166	FNMA, Pool #640291, 7.000%, 8/1/32	110,041
35,585	FNMA, Pool #653301, 6.500%, 7/1/32	40,526
121,654	FNMA, Pool #653502, 6.500%, 7/1/32	138,543
97,457	FNMA, Pool #670402, 6.500%, 6/1/32	114,273
39,033	FNMA, Pool #690208, 6.500%, 3/1/33	44,451
44,020	FNMA, Pool #704460, 6.000%, 5/1/18	46,039
8,414	FNMA, Pool #725906,
	2.094%, 8/1/34(A)	8,959
546,885	FNMA, Pool #745257, 6.000%, 1/1/36	627,878
3,692	FNMA, Pool #745974,
	2.464%, 10/1/36(A)	3,971
187,123	FNMA, Pool #810049, 5.500%, 3/1/35	211,043
395,350	FNMA, Pool #819297, 6.000%, 9/1/35	451,221
114,443	FNMA, Pool #889060, 6.000%, 1/1/38	131,784
243,524	FNMA, Pool #889061, 6.000%, 1/1/38	280,207
125,015	FNMA, Pool #893003, 7.000%, 9/1/36	143,247
40,165	FNMA, Pool #895657, 6.500%, 8/1/36	44,324
419,214	FNMA, Pool #905049, 5.500%, 11/1/36	473,916
561,569	FNMA, Pool #908944, 5.500%, 1/1/37	636,275
901,457	FNMA, Pool #928553, 5.500%, 8/1/37	1,024,268
44,437	FNMA, Pool #995220, 6.000%, 11/1/23	48,569
583,890	FNMA, Pool #AA3467, 4.500%, 4/1/39	638,657
925,600	FNMA, Pool #AA4584, 4.500%, 4/1/39	1,012,379
173,990	FNMA, Pool #AB1800, 4.000%, 11/1/40	186,928
750,531	FNMA, Pool #AB2452, 4.000%, 3/1/26	803,983
195,351	FNMA, Pool #AB5989, 2.500%, 8/1/27	199,428
244,000	FNMA, Pool #AD3775, 4.500%, 3/1/25	263,755
298,610	FNMA, Pool #AD6193, 5.000%, 6/1/40	331,498
641,659	FNMA, Pool #AE0996, 4.000%, 2/1/41	689,424
397,545	FNMA, Pool #AE1568, 4.000%, 9/1/40	424,783
1,108,734	FNMA, Pool #AE2497, 4.500%, 9/1/40	1,217,223
254,840	FNMA, Pool #AE5441, 5.000%, 10/1/40	282,999
645,728	FNMA, Pool #AH1135, 5.000%, 1/1/41	717,062
997,836	FNMA, Pool #AH3483, 3.500%, 2/1/26	1,062,862
473,720	FNMA, Pool #AH3671, 4.000%, 2/1/26	509,402
881,037	FNMA, Pool #AH6622, 4.000%, 3/1/41	951,811
58,967	FNMA, Pool #AI0805, 4.500%, 7/1/41	64,076
1,265,822	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,359,998
342,871	FNMA, Pool #AL0211, 5.000%, 4/1/41	380,720
75,067	GNMA, Pool #5305, 4.000%, 2/20/42	80,570
21,717	GNMA, Pool #748495, 4.000%, 8/15/40	23,335
29,779	GNMA, Pool #8503, 1.625%, 9/20/24(A)	30,696
	Total U.S. Government
	Mortgage-Backed Obligations	$21,529,734

	U.S. Treasury Obligations — 17.6%
8,430,000	U.S. Treasury Note, 0.500%, 11/30/16	8,408,925
2,855,000	U.S. Treasury Note, 0.875%, 11/15/17	2,841,393
285,000	U.S. Treasury Note, 1.500%, 10/31/19	283,263
350,000	U.S. Treasury Note, 2.250%, 11/15/24	352,352
5,700,000	United States Treasury Inflation
	Indexed Bonds, 0.625%, 1/15/24	5,825,587
785,000	United States Treasury Inflation
	Indexed Bonds, 1.375%, 2/15/44	905,208
	Total U.S. Treasury Obligations	$18,616,728

	Asset-Backed Securities — 3.7%
3,754	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	6.710%, 2/25/33(B)	3,750
455,190	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	409,433
273,301	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	8.370%, 12/25/29(B)	316,386
600,000	First Franklin Mortgage Loan Trust, Ser
	2005-FFA, Class M3,
	6.017%, 3/25/25(B)	523,051
102,780	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(B)	111,528
1,900,688	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	2,099,183
439,096	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(B)	453,483
6,444	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	6,570
	Total Asset-Backed Securities	$3,923,384

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 2.7%

$64,935	Banc of America Commercial
	Mortgage Trust, Ser 2006-2, Class
	A3, 5.700%, 5/10/45(A)	$65,133
435,000	Banc of America Commercial
	Mortgage Trust, Ser 2006-6, Class
	A3, 5.369%, 10/10/45	441,392
151,078	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	AAB, 5.562%, 4/10/49(A)	154,083
750,000	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.311%, 6/15/34(A)	749,598
115,336	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	116,345
275,000	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AM,
	5.263%, 11/15/40(A)††	283,637
700,000	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2014-C18,
	Class ASB, 3.621%, 10/15/47	732,206
102,513	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.802%, 4/15/35(A)	102,925
113,780	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	115,321
112,188	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	113,336
	Total Commercial
	Mortgage-Backed Securities	$2,873,976

	Non-Agency Collateralized Mortgage
	Obligations — 2.9%
6,810	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	2.677%, 3/25/35(A)	6,627
636,455	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	656,228
83,095	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	83,590
122,958	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	125,083
319,461	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	323,351
176,117	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.405%, 2/25/35(A)	177,882
510,436	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	2.596%, 4/25/35(A)	514,122
95,365	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.362%, 6/25/36(A)	86,691
81,097	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	83,175
53,004	MASTR Asset Securitization Trust
	2003-4, Ser 2003-4, Class 4A2,
	5.500%, 5/25/33	54,683
281,260	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	229,646
17,310	Sequoia Mortgage Trust 2011-1, Ser
	2011-1, Class A1, 4.125%, 2/25/41(A)	17,513
53,877	Structured Adjustable Rate Mortgage
	Loan Trust, Ser 2005-23, Class 1A3,
	2.538%, 1/25/36(A)	52,754
33,465	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(B)	34,262
259,182	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	227,988
205,668	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	191,030
201,369	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.490%, 6/25/33(A)	203,279
	Total Non-Agency Collateralized
	Mortgage Obligations	$3,067,904

Shares

Preferred Stock — 0.5%

Financials — 0.5%
22,133	Public Storage, 5.900%†	559,522

Principal
Amount

	Municipal Bonds — 1.6%

	California — 0.2%
$215,000	State of California, Purp 3, UTGO,
	5.950%, 4/1/16	229,074

	Georgia — 0.2%
205,000	Muni Elec Authority of GA, Build
	America Bonds, 6.655%, 4/1/57	270,210

	Ohio — 0.9%
850,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	912,126

4

 Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 1.6% (Continued)

	Pennsylvania — 0.3%
250,000	Pennsylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	$285,708
	Total Municipal Bonds	$1,697,118

	Sovereign Bond — 0.9%
950,000	Province of Quebec Canada, 2.625%,
	2/13/23	$948,836

	Agency Collateralized Mortgage
	Obligations — 0.4%
247,106	FNMA, Ser 2004-W15, Class 2AF,
	0.405%, 8/25/44(A)	245,604
177,859	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	181,455
16,464	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	17,393
	Total Agency Collateralized
	Mortgage Obligations	$444,452

Shares
	Investment Funds — 4.3%
230,850	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	230,850
4,361,033	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	4,361,033
	Total Investment Funds	$4,591,883

	Total Investment Securities —99.4%
	(Cost $102,918,205)	$105,443,817

	Other Assets in
	Excess of Liabilities — 0.6%	606,341

	Net Assets — 100.0%	$106,050,158

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2014.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at December 31, 2014.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market valueofthesecuritiesonloanasofDecember31,2014was $227,520.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $8,257,193 or 7.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$47,190,280	$—	$47,190,280
U.S. Government Mortgage-Backed Obligations	—	21,529,734	—	21,529,734
U.S. Treasury Obligations	—	18,616,728	—	18,616,728
Asset-Backed Securities	—	3,923,384	—	3,923,384
Commercial Mortgage-Backed Securities	—	2,873,976	—	2,873,976
Non-Agency Collateralized Mortgage Obligations	—	3,067,904	—	3,067,904
Preferred Stock	559,522	—	—	559,522
Municipal Bonds	—	1,697,118	—	1,697,118
Sovereign Bond	—	948,836	—	948,836
Agency Collateralized Mortgage Obligations	—	444,452	—	444,452
Investment Funds	4,591,883	—	—	4,591,883
				$105,443,817

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone High Yield Fund – December 31, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0%

	Consumer Discretionary — 19.4%
$995,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	$1,044,750
2,398,000	AMC Networks, Inc., 7.750%, 7/15/21	2,565,860
1,580,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	1,659,000
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	565,000
598,000	CBS Outdoor Americas Capital LLC /
	CBS Outdoor Americas Capital
	Corp., 144a, 5.250%, 2/15/22	602,485
997,000	CBS Outdoor Americas Capital LLC /
	CBS Outdoor Americas Capital
	Corp., 144a, 5.875%, 3/15/25	1,004,478
203,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 3/15/21	204,522
832,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	829,920
291,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 9/1/23	294,638
870,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	913,500
1,240,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	1,317,500
1,033,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	1,071,738
2,712,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	2,806,920
1,219,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	1,255,570
623,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	623,000
89,000	DISH DBS Corp., 6.750%, 6/1/21	95,675
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,240,555
354,000	DR Horton, Inc., 3.750%, 3/1/19	350,460
296,000	DR Horton, Inc., 4.375%, 9/15/22	290,080
569,000	Gannett Co., Inc., 144a,
	4.875%, 9/15/21	564,732
320,000	Gannett Co., Inc., 144a,
	5.500%, 9/15/24	320,800
285,000	General Motors Co., 4.000%, 4/1/25	285,712
2,723,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	3,151,872
609,000	Lamar Media Corp., 5.875%, 2/1/22	631,838
1,192,000	Ltd. Brands, Inc., 5.625%, 2/15/22	1,281,400
1,310,000	Men's Wearhouse, Inc. (The), 144a,
	7.000%, 7/1/22	1,346,025
2,214,000	Meritage Homes Corp.,
	7.150%, 4/15/20	2,380,050
2,623,000	MGM Resorts International,
	5.250%, 3/31/20†	2,603,328
773,000	Netflix, Inc., 144a, 5.750%, 3/1/24	803,920
1,076,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	1,089,450
1,321,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	1,350,722
1,447,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	1,510,306
400,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 7.125%, 4/15/19	413,500
1,254,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	1,316,700
620,000	Ryland Group, Inc. (The),
	5.375%, 10/1/22	601,400
250,000	Service Corp. International/US,
	5.375%, 5/15/24	255,000
158,000	Service Corp. International/US,
	7.000%, 6/15/17	169,850
485,000	Service Corp. International/US,
	8.000%, 11/15/21	561,388
1,641,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	1,628,692
757,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	770,248
300,000	Sinclair Television Group, Inc.,
	6.375%, 11/1/21	309,000
899,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	943,950
509,000	Sirius XM Radio, Inc., 144a,
	5.875%, 10/1/20	524,270
2,159,000	Stackpole International Intermediate /
	Stackpole International Powder
	(Luxembourg), 144a,
	7.750%, 10/15/21	2,159,000
476,000	Standard Pacific Corp.,
	5.875%, 11/15/24	476,000
383,000	Standard Pacific Corp.,
	8.375%, 1/15/21	433,748
17,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.625%, 3/1/24	16,405
461,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	488,660
418,000	Tenneco, Inc., 6.875%, 12/15/20	442,035
773,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	825,178
1,246,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	1,252,230
328,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	338,660
692,000	Weyerhaeuser Real Estate Co., 144a,
	4.375%, 6/15/19	682,485
368,000	William Lyon Homes, Inc.,
	5.750%, 4/15/19	367,080
		51,031,285

7

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0% (Continued)

	Energy — 17.3%
$494,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	5.875%, 8/1/23	$489,060
1,405,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	6.625%, 10/1/20	1,429,588
348,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	261,000
306,000	Baytex Energy Corp. (Canada), 144a,
	5.125%, 6/1/21	260,100
600,000	Berry Petroleum Co., 6.750%, 11/1/20	480,000
1,970,000	Bill Barrett Corp., 7.000%, 10/15/22	1,585,850
1,606,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	1,357,070
2,841,000	California Resources Corp., 144a,
	5.500%, 9/15/21	2,429,055
1,336,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	1,282,560
940,000	Chesapeake Energy Corp.,
	4.875%, 4/15/22	914,150
81,000	Chesapeake Energy Corp.,
	5.375%, 6/15/21	80,949
645,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	685,312
1,133,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19	963,050
154,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	143,220
1,049,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	1,093,582
259,000	CONSOL Energy, Inc., 144a,
	5.875%, 4/15/22	240,870
362,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 6.125%, 3/1/22	345,710
2,494,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	2,057,550
650,000	FTS International, Inc., 144a,
	6.250%, 5/1/22	474,500
1,439,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	1,338,270
175,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	176,750
1,088,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	1,085,280
1,273,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	1,279,365
1,377,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	1,129,140
2,803,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	1,737,860
683,000	KLX, Inc., 144a, 5.875%, 12/1/22	689,830
3,025,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	2,631,750
2,654,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	2,368,695
255,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	232,688
227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	248,565
859,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	695,790
581,000	NuStar Logistics LP, 4.800%, 9/1/20	546,140
541,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	492,310
484,000	Pacific Drilling SA (Luxembourg), 144a,
	5.375%, 6/1/20	394,460
2,152,000	Pacific Drilling V Ltd. (Virgin Islands),
	144a, 7.250%, 12/1/17	1,936,800
662,000	Peabody Energy Corp.,
	6.000%, 11/15/18	600,765
743,000	QEP Resources, Inc., 6.800%, 3/1/20	769,005
384,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	359,040
467,000	Sanchez Energy Corp., 144a,
	6.125%, 1/15/23	392,280
303,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	190,890
2,178,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	1,470,150
1,308,000	SemGroup Corp., 7.500%, 6/15/21	1,308,000
457,000	Seventy Seven Energy, Inc.,
	6.500%, 7/15/22	267,345
1,338,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	1,354,725
472,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	473,180
281,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	6.250%, 10/15/22	280,298
1,580,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	1,311,400
113,000	Tullow Oil PLC (United Kingdom),
	144a, 6.250%, 4/15/22	94,920
1,714,000	Whiting Petroleum Corp.,
	5.000%, 3/15/19	1,602,590
1,522,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	1,411,655
		45,443,112

	Financials — 11.6%
1,641,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	3.750%, 5/15/19	1,624,590
564,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	571,050
312,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	5.000%, 10/1/21	322,920

8

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0% (Continued)

	Financials — (Continued)
$423,000	Aircastle Ltd. (Bermuda),
	6.250%, 12/1/19	$446,265
604,000	Ally Financial, Inc., 8.000%, 12/31/18	685,540
2,640,000	Ally Financial, Inc., 8.000%, 11/1/31	3,359,400
1,084,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	1,046,060
508,000	CBRE Services, Inc., 5.250%, 3/15/25	518,160
2,846,000	CIT Group, Inc., 5.000%, 8/15/22	2,924,265
394,000	Credit Acceptance Corp., 144a,
	6.125%, 2/15/21	394,000
1,003,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	1,023,060
1,318,000	CTR Partnership LP / CareTrust Capital
	Corp., 5.875%, 6/1/21	1,334,475
1,333,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	1,386,320
303,000	General Motors Financial Co., Inc.,
	3.500%, 7/10/19	309,400
1,553,000	General Motors Financial Co., Inc.,
	4.375%, 9/25/21	1,620,944
233,000	International Lease Finance Corp.,
	4.625%, 4/15/21	237,078
644,000	International Lease Finance Corp.,
	5.875%, 8/15/22	698,740
770,000	International Lease Finance Corp.,
	6.250%, 5/15/19	841,225
3,115,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	3,333,050
226,000	Navient Corp., 5.000%, 10/26/20	221,762
1,360,000	Navient LLC MTN, 6.125%, 3/25/24	1,336,200
1,396,000	Navient LLC, MTN, 8.450%, 6/15/18	1,556,540
924,000	Ocwen Financial Corp., 144a,
	6.625%, 5/15/19	845,460
1,000,000	Omega Healthcare Investors, Inc.,
	7.500%, 2/15/20	1,045,000
987,000	PHH Corp., 6.375%, 8/15/21	904,339
1,793,000	PHH Corp., 7.375%, 9/1/19	1,797,482
		30,383,325

	Industrials — 10.3%
1,362,000	ADT Corp. (The), 3.500%, 7/15/22	1,161,105
311,000	ADT Corp. (The), 6.250%, 10/15/21†	319,552
694,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	699,205
1,138,142	American Airlines 2013-2 Class B Pass
	Through Trust, 5.600%, 7/15/20	1,160,905
1,532,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	1,505,190
712,000	Anixter, Inc., 5.125%, 10/1/21	712,000
765,000	Calcipar SA (Luxembourg), 144a,
	6.875%, 5/1/18	768,825
884,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	839,800
994,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	1,066,065
491,000	Gibraltar Industries, Inc.,
	6.250%, 2/1/21	498,365
74,000	Iron Mountain, Inc., 8.375%, 8/15/21	77,145
1,902,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	2,054,160
2,388,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	2,244,720
731,000	Multi-Color Corp., 144a,
	6.125%, 12/1/22	731,000
1,374,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	1,257,210
432,000	NCL Corp. Ltd., 144a, 5.250%, 11/15/19	435,240
381,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	388,620
823,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	827,115
1,329,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000%, 4/15/22	1,335,645
1,481,000	Rexel SA (France), 144a,
	5.250%, 6/15/20	1,492,108
65,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	71,825
800,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	732,000
366,000	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	358,680
221,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	230,392
303,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	312,090
1,053,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	1,137,240
835,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	918,082
2,283,000	URS Corp., 5.000%, 4/1/22	2,146,020
663,722	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	675,337
1,012,000	West Corp., 144a, 5.375%, 7/15/22	968,990
		27,124,631

	Telecommunication Services — 9.5%
334,000	CenturyLink, Inc., 5.625%, 4/1/20	346,525
537,000	CenturyLink, Inc., 5.800%, 3/15/22	557,138
1,436,000	CenturyLink, Inc., 6.450%, 6/15/21	1,540,110
702,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	737,100
1,610,000	Frontier Communications Corp.,
	8.125%, 10/1/18	1,807,225
1,585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	1,767,275
1,238,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	1,307,638
500,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.500%, 4/1/21	535,000

9

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0% (Continued)

	Telecommunication Services — (Continued)
$886,000	Softbank Corp. (Japan), 144a,
	4.500%, 4/15/20	$872,710
945,000	Sprint Capital Corp., 6.900%, 5/1/19	963,900
1,399,000	Sprint Nextel Corp., 6.000%, 11/15/22	1,287,080
2,012,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	2,288,449
592,000	Telecom Italia Capital SA
	(Luxembourg), 6.999%, 6/4/18	657,120
120,000	T-Mobile USA, Inc., 5.250%, 9/1/18	124,500
388,000	T-Mobile USA, Inc., 6.125%, 1/15/22	393,820
939,000	T-Mobile USA, Inc., 6.250%, 4/1/21	961,066
63,000	T-Mobile USA, Inc., 6.464%, 4/28/19	65,519
2,605,000	T-Mobile USA, Inc., 6.542%, 4/28/20	2,689,662
89,000	T-Mobile USA, Inc., 6.731%, 4/28/22	91,669
177,000	T-Mobile USA, Inc., 6.836%, 4/28/23	182,752
89,000	UPCB Finance III Ltd. (Cayman Islands),
	144a, 6.625%, 7/1/20	93,450
1,819,000	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	1,989,531
599,000	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	651,412
391,000	Videotron Ltd. (Canada),
	5.000%, 7/15/22	397,842
97,000	Windstream Corp., 6.375%, 8/1/23	90,695
2,370,000	Windstream Corp., 7.875%, 11/1/17	2,565,525
		24,964,713

	Materials — 7.8%
1,649,000	Aleris International, Inc.,
	7.625%, 2/15/18	1,657,245
433,000	Aleris International, Inc.,
	7.875%, 11/1/20	430,835
267,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	259,658
2,513,000	ArcelorMittal (Luxembourg),
	5.750%, 8/5/20	2,607,238
89,000	ArcelorMittal (Luxembourg),
	6.000%, 3/1/21	92,560
460,000	ArcelorMittal (Luxembourg),
	6.750%, 2/25/22	491,050
1,428,000	Cascades, Inc. (Canada),
	7.875%, 1/15/20	1,485,120
30,000	Cascades, Inc. (Canada), 144a,
	5.500%, 7/15/22	29,849
943,000	Chemtura Corp., 5.750%, 7/15/21	919,425
1,589,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.000%, 2/15/21	1,430,100
159,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 10/15/19	147,075
544,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 5/15/22	489,600
675,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 6.875%, 4/1/22	561,938
702,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	680,940
1,715,000	Huntsman International LLC,
	4.875%, 11/15/20	1,702,138
1,111,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	1,055,450
548,000	Lundin Mining Corp., 144a,
	7.500%, 11/1/20	542,520
365,000	Lundin Mining Corp., 144a,
	7.875%, 11/1/22	365,000
575,000	Novelis, Inc. (Canada),
	8.375%, 12/15/17	596,562
1,617,000	PolyOne Corp., 5.250%, 3/15/23	1,615,917
619,000	Steel Dynamics, Inc., 5.250%, 4/15/23	628,285
86,000	Steel Dynamics, Inc., 7.625%, 3/15/20	89,655
417,000	Steel Dynamics, Inc., 144a,
	5.125%, 10/1/21	424,819
558,000	Tembec Industries, Inc. (Canada),
	144a, 9.000%, 12/15/19	548,932
275,000	United States Steel Corp.,
	7.375%, 4/1/20	288,750
1,185,000	Vulcan Materials Co., 7.500%, 6/15/21	1,380,525
		20,521,186

	Consumer Staples — 7.6%
747,000	ARAMARK Corp., 5.750%, 3/15/20	771,278
390,000	B&G Foods, Inc., 4.625%, 6/1/21	380,679
1,299,000	Barry Callebaut Services N.V.
	(Belgium), 144a, 5.500%, 6/15/23	1,384,279
971,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	893,320
1,553,000	Cenveo Corp., 144a, 6.000%, 8/1/19	1,405,465
395,000	Constellation Brands, Inc.,
	3.750%, 5/1/21	391,050
630,000	Constellation Brands, Inc.,
	4.250%, 5/1/23	625,275
1,326,000	Cott Beverages, Inc., 144a,
	6.750%, 1/1/20	1,326,000
732,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	713,700
705,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	745,538
2,898,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	2,984,940
615,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	647,288
2,626,000	Post Holdings, Inc., 7.375%, 2/15/22	2,626,000
1,854,000	Smithfield Foods, Inc., 6.625%, 8/15/22	1,937,430
2,920,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	3,135,584
		19,967,826

	Health Care — 6.1%
2,769,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	2,952,446
200,000	CHS/Community Health Systems, Inc.,
	8.000%, 11/15/19	213,500
863,000	Grifols Worldwide Operations Ltd.
	(Ireland), 144a, 5.250%, 4/1/22	882,590

10

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 98.0% (Continued)

	Health Care — (Continued)
$2,707,000	HCA, Inc., 6.500%, 2/15/20	$3,033,194
1,003,000	Kindred Healthcare, Inc., 144a,
	6.375%, 4/15/22	955,358
911,000	LifePoint Hospitals, Inc.,
	5.500%, 12/1/21	931,498
504,000	Omnicare, Inc., 4.750%, 12/1/22	510,300
2,955,000	Select Medical Corp., 6.375%, 6/1/21	2,999,325
1,562,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	1,343,320
19,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	19,855
101,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	105,545
1,913,000	Valeant Pharmaceuticals International
	Inc. (Canada), 144a, 6.750%, 8/15/18	2,034,992
		15,981,923

	Information Technology — 4.4%
2,208,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	2,318,400
50,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	53,875
641,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	660,230
306,000	Audatex North America, Inc., 144a,
	6.125%, 11/1/23	315,945
400,000	Cardtronics, Inc., 144a, 5.125%, 8/1/22	390,000
321,000	Equinix, Inc., 4.875%, 4/1/20	319,395
962,000	Equinix, Inc., 5.375%, 4/1/23	962,000
244,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	261,690
1,414,000	LIN Television Corp., 6.375%, 1/15/21	1,410,465
278,000	LIN Television Corp., 144a,
	5.875%, 11/15/22	275,220
1,156,000	NCR Corp., 5.875%, 12/15/21	1,187,790
1,875,000	Seagate HDD Cayman (Cayman
	Islands), 144a, 4.750%, 1/1/25	1,931,559
294,000	Sensata Technologies BV
	(Netherlands), 144a,
	4.875%, 10/15/23	292,530
1,293,000	ViaSat, Inc., 6.875%, 6/15/20	1,344,720
		11,723,819

	Utilities — 4.0%
452,000	AES Corp., 5.500%, 3/15/24	458,690
380,000	AES Corp., 7.375%, 7/1/21	429,400
813,000	AES Corp. VA, 3.234%, 6/1/19(A)	792,675
1,046,000	Calpine Corp., 144a, 7.875%, 1/15/23	1,153,215
699,000	DPL, Inc., 7.250%, 10/15/21	712,980
356,000	Dynegy Finance I, Inc. / Dynegy
	Finance II Inc., 144a,
	6.750%, 11/1/19	362,230
356,000	Dynegy Finance I, Inc. / Dynegy
	Finance II Inc., 144a,
	7.625%, 11/1/24	363,120
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	497,500
1,698,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	1,613,100
650,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	6.875%, 10/15/21	640,250
138,000	NRG Energy, Inc., 6.250%, 7/15/22	141,105
162,000	NRG Energy, Inc., 6.625%, 3/15/23	168,480
1,182,000	NRG Energy, Inc., 7.875%, 5/15/21	1,273,605
929,000	NRG Energy, Inc., 144a, 6.250%, 5/1/24	945,258
962,000	Sabine Pass LNG LP, 6.500%, 11/1/20	971,620
		10,523,228
	Total Corporate Bonds	$257,665,048

Shares

	Investment Funds — 1.6%
3,000,206	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	3,000,206
1,122,661	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	1,122,661
	Total Investment Funds	$4,122,867

	Total Investment Securities —99.6%
	(Cost $267,683,405)	$261,787,915

	Other Assets in
	Excess of Liabilities — 0.4%	1,002,635
	Net Assets — 100.0%	$262,790,550

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2014.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $2,892,106.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

LP - Limited Partnership

11

Touchstone High Yield Fund (Unaudited) (Continued)

MTN -Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $88,528,654 or 33.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$257,665,048	$—	$257,665,048
Investment Funds	4,122,867	—	—	4,122,867
				$261,787,915

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments

Touchstone Institutional Money Market Fund – December 31, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 31.9%
$205,000	Kenwood Lincoln-Mercury	0.170%	05/01/15	$205,000
120,000	New Belgium Brewing Co., Inc.	0.200	07/01/15	119,999
785,000	CA St Infrastructure & Saddleback Vy Ser 2010 (LOC: East West Bank, FHLMC)	0.240	12/01/15	785,000
770,000	Jefferson Land Development Ltd. US Domestic Ser 1997	0.270	10/01/16	770,000
1,100,000	Orange City IA IDR (Vogel Enterprises Limited) Ser 2002 (LOC: U.S. Bank NA)	0.120	04/01/17	1,100,000
1,040,000	Hamilton Co OH Hosp Facs Rev Childrens Hosp Med Ctr A Ser 1997 (LOC: PNC Bank NA)	0.040	05/15/17	1,040,000
200,000	Upper IL River Vly Dev Auth Ser 2003 B (LOC: Lasalle Bank NA)	0.210	06/01/17	200,000
1,395,000	WA MO IDA Dev Pauwels Ser 1999 (LOC: HSBC Bank USA NA)	0.470	12/01/19	1,395,000
765,000	Hopewell Development Co.	0.170	03/01/20	765,000
3,340,000	Crystal Clinic	0.140	04/01/20	3,340,000
1,190,000	Auburn ME Rev J & A Properties Ser 2001 (LOC: TD Bank NA)	0.110	01/01/21	1,190,000
1,000,000	QC Reprographics LLC	0.300	02/28/21	1,000,000
2,065,000	CHS Properties, Inc. Ser 2006	0.160	06/01/21	2,065,000
610,000	WA St HFC Brittany Pk Ser 1996 B (LIQ: FNMA)	0.170	11/01/21	610,000
2,590,000	Crozer-Keystone Health System	0.160	12/15/21	2,590,000
1,493,000	Progress Industrial Properties, Inc.	0.140	01/01/22	1,493,000
1,370,000	Odenton Baptist Church	0.340	07/01/22	1,370,000
3,600,000	Mason City Clinic PC	0.240	09/01/22	3,600,000
4,500,000	Penco Products, Inc. 144a	0.180	09/01/22	4,500,000
760,000	Taylor Station Surgical Center Ltd. US Domestic Ser 2002	0.170	12/01/22	760,000
1,656,600	Campus Research Corp. Ser A	0.160	06/01/23	1,656,600
1,600,000	Jackson Co MS Port Fac Reven Adj Ref Chevron Usa Inc Proj	0.010	06/01/23	1,600,000
4,860,000	Mountain Agency, Inc. (The)	0.240	12/01/23	4,860,000
100,000	Cleveland OH Arpt Sys Rev Ser 2013 D (LOC: Bank of America NA)	0.060	01/01/24	99,999
3,015,000	First Church of Christ Christian, Inc. Ser 06-A	0.300	04/01/26	3,015,000
2,195,000	First Church of Christ Christian, Inc. Ser 06-B	0.300	04/01/26	2,195,000
1,750,000	Winnebago Co IL IDR Seward Screw Prods Proj Ser 2001 (LOC: Alpine Bank & Trust Co)	0.160	04/01/26	1,750,000
1,075,000	Heart Property LLC Project	0.170	07/01/26	1,075,000
2,205,000	Miarko, Inc.	0.140	02/01/27	2,205,000
1,800,000	Albany NY IDA Med Ctr Hosp Proj Ser 2007 B (LOC: Bank Of America NA)	0.250	05/01/27	1,800,000
495,000	CA St Statewide CDA Oakmont Stockton C T Rmk Ser 1997 (LOC: FHLB)	0.260	05/01/27	495,000
6,635,000	Blue Hen Hotel LLC	0.140	09/01/27	6,635,000
3,200,000	Jungs Station Associates	0.190	09/01/27	3,200,000
1,650,000	Saint Paul's Episcopal Church Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.150	07/01/28	1,650,000
12,370,000	Kansas City MO (Blue Ridge Mall) Ser 2005 (LOC: BMO Harris Bank NA)	0.130	11/01/28	12,370,000
5,800,000	Lower Neches Vly TX Auth Indl Adj Mobil Oil Refining Corp Proj	0.010	04/01/29	5,800,000
1,500,000	Jacksonville FL Edl Facs Rev (Edward Waters College Proj) Ser 2004 (LOC: Wells Fargo Bank NA)	0.140	12/01/29	1,500,000
8,580,000	TP Racing LLLP	0.130	06/01/30	8,580,000
500,000	MS St Business Fin Corp. (Chevron USA, Inc. Proj) Ser A Ser 2007	0.010	12/01/30	500,000
795,000	Springfield MO IDA DMP Pptys LLC Ser 2010 (LOC: Guaranty Bank/FHLB)	0.160	12/01/30	795,000
1,200,000	Montgomery Co PA Redev Auth Forge Gate Apts Ser 2001 A T1 (LIQ: FNMA)	0.250	08/15/31	1,200,000
1,575,000	Sheboygan Falls WI Indl Rev Adj Dev, Inc. Project Ser 2007 B (LOC: U.S. Bank NA)	0.240	01/01/32	1,575,000
1,375,000	486 Lesser Street LLC	0.120	02/01/32	1,375,000
1,410,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2002 O (LOC: Great Western Bank)	0.320	09/01/32	1,410,000
705,000	Abag CA Fin Auth For Nonprofit Housing Gaia Bldg Ser 2000 A-T (LIQ: FNMA)	0.110	09/15/32	705,000
13,200,000	Andrew W Mellon Foundation Ser 2008	0.140	12/01/32	13,200,000
4,445,000	Hart Family Holdings LLC	0.130	12/01/32	4,445,000
8,250,000	TMF Biofuels LLC	0.160	12/01/32	8,250,000
14,330,000	Lexington Financial Services LLC	0.320	01/01/33	14,330,000

13

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 31.9% (Continued)
$7,400,000	Raleigh NC Certificate of Participation Ser 2008 (LOC: Wachovia Bank NA)	0.160%	08/01/33	$7,400,000
4,105,000	First Christian Church Of Florissant	0.150	01/01/34	4,105,000
1,000,000	French Lick IN EDR Town Green Place Ser A (LOC: PNC Bank NA)	0.170	01/01/34	1,000,000
1,950,000	Huntingburg IN Mf Rev Adj Hsg Lincoln Vlg Apts Proj Ser 2000 (LOC: FHLB)	0.225	07/01/35	1,950,000
2,600,000	East Baton Rouge Parish LA IDB (Exxonmobil Proj) Ser 2010 A	0.010	08/01/35	2,600,000
3,200,000	MS St Business Fin Co (Chevron USA Inc) Ser 2010 L	0.030	11/01/35	3,200,000
7,850,000	MS St Business Fin Co Chevron Usa Ser D	0.010	11/01/35	7,850,000
1,525,000	JJB Properties LLC (Rental Property) Ser 2006 (LOC: Arvest Bank, FHLMC)	0.130	01/01/36	1,525,000
745,000	Springside Corp. Exchange Partners I LLC	0.140	02/01/36	745,000
3,370,000	Manhattan Christian College, Inc.	0.220	05/01/36	3,370,000
2,215,000	Southwestern OH Water Co. (The)	0.140	05/01/36	2,215,000
3,521,000	Mill Street Village LLC	0.290	01/01/37	3,521,000
5,310,000	Harvest Time Tabernacle, Inc.	0.220	08/01/37	5,310,000
900,000	BJ Financing LLC	0.150	12/01/37	900,000
1,800,000	Grace Evangelical Lutheran Church	0.220	02/01/38	1,800,000
1,625,000	Pickerington Church of the Nazarene	0.220	07/01/38	1,625,000
1,100,000	OH St Hgr Edl Fac Comm Hosp Cleveland Clinic Hlth Sys Ser 2013 (LIQ: Bank of NY Mellon Trust)	0.020	01/01/39	1,100,000
2,955,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.150	03/01/39	2,955,000
5,000,000	CA St Hlth Facs Fing A Txbl Variable Social Model Rec Ser 2014 (LOC: Preferred Bank)	0.210	04/01/39	5,000,000
2,035,000	Vold Vision Ventures LLC US Domestic	0.220	10/01/39	2,035,000
1,980,000	New York HFA (West 37Th Street) Ser 2008 (LIQ: FHLMC)	0.070	05/01/42	1,980,000
1,620,000	Corporate Finance Managers, Inc. Ser B	0.160	02/02/43	1,620,000
1,900,000	Blue Mountain Enterprises LLC Ser 2013	0.160	09/01/43	1,900,000
2,355,000	Partisan Property, Inc. Ser 2014	0.160	09/01/44	2,355,000
3,980,000	Schreiber Capital Co. LLC Ser 2006	0.160	04/01/46	3,980,000
3,190,000	Helmholdt Capital LLC Ser 2007	0.210	04/01/47	3,190,000
10,000,000	Monroe Co GA Dev Auth Poll Control Rev (GA Pwr Co Scherer Proj) Ser 2008	0.030	11/01/48	10,000,000
7,168,000	E Baton Rouge Parish LA (ExxonMobil Proj Gulf) Ser 2011 D	0.010	12/01/51	7,168,000
2,700,000	YMCA of Northwoods (The)	0.210	05/01/54	2,700,000
1,120,000	AM Investment Partners LLC MI	0.220	06/01/56	1,120,000
	Total Variable Rate Demand Notes			$233,388,598

14

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	U.S. Government Agency Obligations — 26.9%
$14,992,000	FNMA DN(A)#	0.250%	01/05/15	$14,991,969
25,000,000	FHLB Discount Notes(A)#	0.080	01/16/15	24,999,222
25,000,000	FHLB Discount Notes(A)#	0.115	01/28/15	24,997,924
1,900,862	Overseas Private Investment Corp.(A)(B)	0.110	03/15/17	1,900,862
20,000,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/17	20,000,000
10,000,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/17	10,000,000
3,230,733	Overseas Private Investment Corp.(A)(B)	0.110	10/20/17	3,230,733
2,160,000	Overseas Private Investment Corp.(A)(B)	0.110	12/15/19	2,160,000
13,000,000	Overseas Private Investment Corp.(A)(B)	0.110	12/16/19	13,000,000
14,200,000	Overseas Private Investment Corp.(A)(B)	0.110	09/15/20	14,200,000
8,385,641	Overseas Private Investment Corp.(A)(B)	0.110	01/15/21	8,385,641
6,484,800	Overseas Private Investment Corp.(A)(B)	0.110	01/15/21	6,484,800
5,192,982	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	5,192,982
4,530,609	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	4,530,609
1,622,807	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	1,622,807
6,666,659	Overseas Private Investment Corp.(A)(B)	0.110	06/15/24	6,666,659
500,000	Overseas Private Investment Corp.(A)(B)	0.110	01/15/30	500,000
6,700,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	6,700,000
4,700,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	4,700,000
4,500,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	4,500,000
4,000,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	4,000,000
3,400,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	3,400,000
2,750,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	2,750,000
3,270,000	Overseas Private Investment Corp.(A)(B)	0.110	10/15/33	3,270,000
4,500,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/34	4,500,000
	Total U.S. Government Agency Obligations			$196,684,208

	Corporate Bonds — 10.4%
1,346,000	General Electric Capital Corp.	2.150	01/09/15	1,346,484
1,625,000	Bank of Nova Scotia (The)	1.850	01/12/15	1,625,707
2,870,000	Credit Suisse USA, Inc.	4.875	01/15/15	2,874,544
4,950,000	EI du Pont DE Nemours & Co.	3.250	01/15/15	4,955,127
1,478,000	UBS AG/Stamford CT	3.875	01/15/15	1,479,824
2,279,000	Bank of Nova Scotia	3.400	01/22/15	2,282,862
2,900,000	Bank of Tokyo-Mitsubishi UFJ Ltd (The) 144a	3.850	01/22/15	2,905,437
15,700,000	HSBC USA, Inc. MTN	2.375	02/13/15	15,736,797
2,840,000	Procter & Gamble Co. (The) MTN	3.500	02/15/15	2,850,784
19,600,000	Toyota Motor Credit Corp. MTN	1.000	02/17/15	19,618,483
1,600,000	Bank of New York Mellon Corp. (The) MTN	1.200	02/20/15	1,600,714
10,690,000	US BanCorp./MN MTN	3.150	03/04/15	10,741,795
6,200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144a	3.200	03/11/15	6,233,978
1,300,000	Credit Suisse/New York MTN	3.500	03/23/15	1,308,879
600,000	Caterpillar Financial Services Corp.	1.050	03/26/15	601,028
	Total Corporate Bonds			$76,162,443

	Certificates of Deposit — 3.7%
12,500,000	Bank of Nova Scotia/Houston(B)	0.290	02/25/15	12,500,000
7,000,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.215	03/20/15	7,000,000
7,850,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY (Netherlands)(B)	0.262	07/17/15	7,850,000
	Total Certificates of Deposit			$27,350,000

15

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Commercial Paper — 14.4%
$15,000,000	Bank Tokyo-Mit UFJ Cp(C)	0.120%	01/02/15	$15,000,000
10,000,000	Cibc Cp(C)	0.100	01/05/15	9,999,917
14,608,000	Washington Gas Light Cp(C)	0.140	01/05/15	14,607,830
16,500,000	Nstar Electric Cp(C)	0.240	01/06/15	16,499,560
14,000,000	Nstar Electric Cp(C)	0.200	01/08/15	13,999,533
5,500,000	Washington Gas Light Cp(C)	0.180	01/13/15	5,499,698
10,000,000	National Rural Utilities Cp(C)	0.140	01/16/15	9,999,456
20,000,000	Microsoft Corp. Cp(C)	0.070	01/28/15	19,998,989
	Total Commercial Paper			$105,604,983

	Municipal Bonds — 0.9%
440,000	NC St HFA Ser 2014	0.488	01/01/15	440,000
2,900,000	Franklin Co OH Spl Oblg Txbl BANS Stadium Fac Proj Revenue Notes Ser 2014	0.800	03/05/15	2,901,961
1,750,000	Riverside OH Rev BANS Txbl Bldg Acquistion Revenue Notes Ser 2014	1.250	04/23/15	1,752,636
1,435,000	Westerville OH (Spl Oblg) Non Txbl NTS Revenue Notes Ser 2014	0.350	05/05/15	1,435,000
	Total Municipal Bonds			$6,529,597

	Repurchase Agreements — 11.7%
50,300,000	BMO Capital, 0.04%, dated 12/31/14, matures on 01/02/15, repurchase price $50,300,112 (collateralized by various U.S. Treasury Notes, ranging in par value from $156,600 - $11,657,000, 0.000% - 2.750%, 02/05/15 - 11/15/24, total market value $51,306,065)	0.040	01/02/15	50,300,000
35,000,000	Wells Fargo, 0.06%, dated 12/31/14, matures on 01/02/15, repurchase price $35,000,117 (collateralized by a U.S Treasury Note, par value $32,687,471, 3.750%, 11/15/18, total market value $35,734,048)	0.060	01/02/15	35,000,000
	Total Repurchase Agreements			$85,300,000

	Total Investment Securities —99.9%
	(Cost $731,019,829)			$731,019,829

	Other Assets in Excess of Liabilities — 0.1%			531,224

	Net Assets — 100.0%			$731,551,053

16

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2014.

(C)	Rate reflects yield at the time of purchase.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CDA - Communities Development Authority

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

HFA - Housing Finance Agency

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LLC - Limited Liability Company

LOC - Letter of Credit

MTN - Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $13,639,415 or 1.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

17

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$233,388,598	$—	$233,388,598
U.S. Government Agency Obligations	—	196,684,208	—	196,684,208
Corporate Bonds	—	76,162,443	—	76,162,443
Certificates of Deposit	—	27,350,000	—	27,350,000
Commercial Paper	—	105,604,983	—	105,604,983
Municipal Bonds	—	6,529,597	—	6,529,597
Repurchase Agreements	—	85,300,000	—	85,300,000
				$731,019,829

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone Money Market Fund – December 31, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 46.6%
$600,000	Pittsburgh Technical Institute US Domestic Ser 1999	0.160%	10/01/15	$600,000
1,130,000	Plymouth WI IDR (Wis Plastic Prods Inc Proj) Ser 1998 (LOC: Bank First National)	0.100	05/01/18	1,130,000
1,095,000	Livingston Co NY IDA Ref Red/Nicholas Ser 2007 B (LOC: HSBC Bank USA NA)	0.150	07/01/19	1,095,000
1,370,000	St Ann's Medical Office Building II LP US Domestic Ser 1998	0.170	11/01/19	1,370,000
1,120,000	CMW Real Estate LLC US Domestic Ser 2000	0.160	06/01/20	1,120,000
590,000	Stonehedge Enterprises, Inc. US Domestic Ser 2000	0.190	01/04/21	590,000
100,000	WA St Hsg Fin Commission Brittany Pk Ser 1998 B (LIQ: FNMA)	0.150	11/01/21	100,000
1,012,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.140	01/01/22	1,012,000
700,000	Mason City Clinic PC US Domestic Ser 1992	0.240	09/01/22	700,000
200,000	Rise, Inc. Mesa AZ US Domestic Ser 2002	0.210	11/01/22	200,000
2,799,800	Campus Research Corp. US Domestic Ser 2002	0.160	06/01/23	2,799,800
430,000	Dick Masheter Ford, Inc. US Domestic Ser 2003	0.170	07/01/23	430,000
292,000	WAI Enterprises LLC US Domestic Ser 2004	0.300	06/01/24	292,000
409,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.290	09/01/24	409,000
1,640,000	St James Properties Ltd. Priv Placement Ser 2004	0.300	12/01/24	1,640,000
225,000	NY City NY IDA N Y Congregational Ser 2006 B (LOC: HSBC Bank USA NA)	1.370	02/01/25	225,000
3,950,000	Jeff Wyler Automotive Family, Inc. Priv Placement Ser 2006	0.300	01/04/27	3,950,000
2,480,000	Chelwood LP Ser 2013	0.130	03/20/27	2,480,000
1,750,000	VT St Edl & Hlth Bldg (Brattleboro Mem Hosp Proj) Ser 2008 A (LOC: TD Banknorth NA)	0.010	10/01/28	1,750,000
7,085,000	KS City MO Tax Incr Rev Blue Ridge Mall Tax Allocation Ser 2005 (LOC: BMO Harris Bank NA)	0.130	11/01/28	7,085,000
2,710,000	M&P Richfield LLC Ser 2001	0.140	11/01/28	2,710,000
730,000	CA St Infrastructure & Studio Moulding Ser 2001 B (LOC: Comerica Bank)	0.260	12/01/28	730,000
11,200,000	Lower Neches Valley IDA Corp Adj Mobil Oil Refining Corp Pj	0.010	04/01/29	11,200,000
1,160,000	Tennis For Charity, Inc. OH Ser 2004 (LOC: JP Morgan Chase Bank NA)	0.080	12/01/29	1,160,000
5,035,000	Flamingo Enterprises, Inc. US Domestic Ser 2008	0.270	05/01/30	5,035,000
2,120,000	TP Racing LLLP US Domestic Ser 2000	0.130	06/01/30	2,120,000
550,000	Alameda Co CA IDA Plastikon Inds B Ser 2013 (LOC: Comerica Bank)	0.170	07/01/30	550,000
8,090,000	MS St Business Fin Corp. (Chevron USA Inc Proj) Ser 2007 A	0.010	12/01/30	8,090,000
465,000	Springfield MO IDA DMP Pptys LLC Ser 2010 (LOC: Guaranty Bank/FHLB)	0.160	12/01/30	465,000
1,145,000	Montgomery Co PA Redev Auth Kingswood Apts Pj A T1 Ser 2001 (LIQ: FNMA)	0.130	08/15/31	1,145,000
8,200,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2008 A (LOC: Bank of America NA)	0.030	10/01/31	8,200,000
2,200,000	OH St Hgr Edu Fac Rev (Case Western Reserve University Proj) Ser 2002 A (SPA: Wells Fargo NA)	0.010	10/01/31	2,200,000
600,000	Sheboygan Falls WI Industrial Rev Adj Dev Htt Inc Proj Ser A Ser 2007 (LOC: U.S. Bank NA)	0.160	01/01/32	600,000
660,000	486 Lesser Street LLC Ser 2007	0.120	02/01/32	660,000
1,530,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2009 O (LOC: Great Western Bank)	0.320	09/01/32	1,530,000
4,875,000	Andrew W Mellon Foundation Ser 2008	0.140	12/01/32	4,875,000
5,612,000	Hart Family Holdings LLC	0.130	12/01/32	5,612,000
9,000,000	Lexington Financial Services LLC US Domestic Ser 2008	0.320	01/01/33	9,000,000
2,420,000	First Christian Church Of Florissant US Domestic Ser 2008	0.150	01/01/34	2,420,000
3,700,000	City of New York Subser Ser 2004 H 1 (LOC: Bank of NY Mellon)	0.020	03/01/34	3,700,000
2,060,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2010 C (LOC: Union Bank NA)	0.040	06/01/34	2,060,000
2,350,000	D&I Properties LLC US Domestic Ser 2004	0.120	11/01/34	2,350,000
7,500,000	Westchester Co NY Hlthcare Sr Lien Ser 2010 D (LOC: TD Bank NA)	0.080	11/01/34	7,500,000
805,000	WA St Hsg Fin Commission Mallard Lakes Ser 2002 B (LIQ: FNMA)	0.150	05/15/35	805,000
5,600,000	MS St Business Fin CO Chevron USA Inc Ser 2010 L	0.030	11/01/35	5,600,000
3,800,000	New York NY UTGO Ser 2013 (LOC: Bank Of NY Mellon Trust)	0.020	04/01/36	3,800,000
390,000	CA St Infrastructure & Tobinworld Proj Ser 2007 B (LOC: Comerica Bank)	0.260	11/01/36	390,000

19

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 46.6% (Continued)
$1,821,000	Mill Street Village LLC Ser 2006	0.290%	01/01/37	$1,821,000
785,000	WA St Hsg Fin Commission Vintage Proj Ser 2003 B (LIQ: FNMA)	0.130	01/15/37	785,000
4,030,000	Keep Memory Alive Ser 2013	0.110	05/01/37	4,030,000
1,350,000	WA St Hsg Fin Commission Highlander Apts B Ser 2004 (LIQ: FHLMC)	0.150	05/01/37	1,350,000
7,115,000	Sarasota Co FL Public Hosp D Ref Sarasota Mem Hosp Ser 2008 A (LOC: Northern Trust Company)	0.010	07/01/37	7,115,000
225,000	LA Crosse WI IDR (G G P Inc Proj) Ser 2007 B (LOC: Wells Fargo Bank NA)	0.210	08/01/37	225,000
5,170,000	OSF Finance Co. LLC US Domestic Ser 2007	0.110	12/01/37	5,170,000
2,600,000	OH St Hgr Edl Fac Comm Hosp Cleveland Clinic Hlth Sys Ser 2013 (LIQ: Bank of NY Mellon Trust)	0.020	01/01/39	2,600,000
1,530,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.150	03/01/39	1,530,000
35,000	Montgomery Co OH Rev Miami VY Hosp Ser 2011 C (SPA: Wells Fargo Bank NA)	0.010	11/15/39	35,000
1,600,000	Partisan Property, Inc. US Domestic Ser 2014	0.160	09/01/44	1,600,000
3,820,000	Schreiber Capital Co. LLC US Domestic Ser 2006	0.160	04/01/46	3,820,000
5,000,000	MI St Fin Auth Rev Sch Ln Ser 2010 B (LOC: Bank of Montreal)	0.120	09/01/50	5,000,000
950,000	MBE Investment Co. LLC US Domestic Ser 2001	0.220	02/01/51	950,000
1,200,000	YMCA of Northwoods (The)	0.210	05/01/54	1,200,000
	Total Variable Rate Demand Notes			$160,715,800

	U.S. Government Agency Obligations — 22.5%
1,955,172	Overseas Private Investment Corp.(A)(B)	0.110	03/15/17	1,955,172
1,551,720	Overseas Private Investment Corp.(A)(B)	0.110	03/15/17	1,551,720
6,000,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/17	6,000,000
6,000,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/17	6,000,000
1,384,600	Overseas Private Investment Corp.(A)(B)	0.110	10/20/17	1,384,600
2,000,000	Overseas Private Investment Corp.(A)(B)	0.110	12/16/19	2,000,000
9,700,000	Overseas Private Investment Corp.(A)(B)	0.110	09/15/20	9,700,000
2,265,305	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	2,265,305
10,500,000	Overseas Private Investment Corp.(A)(B)	0.110	07/15/25	10,500,000
11,600,000	Overseas Private Investment Corp.(A)(B)	0.110	01/15/30	11,600,000
2,880,000	Overseas Private Investment Corp.(A)(B)	0.110	05/15/30	2,880,000
2,300,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	2,300,000
1,900,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	1,900,000
1,350,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	1,350,000
9,145,299	Overseas Private Investment Corp.(A)(B)	0.110	10/15/32	9,145,299
2,100,000	Overseas Private Investment Corp.(A)(B)	0.110	06/01/33	2,100,000
5,100,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/34	5,100,000
	Total U.S. Government Agency Obligations			$77,732,096

	Corporate Bonds — 10.9%
3,075,000	Bank of Nova Scotia	1.850	01/12/15	3,076,287
558,000	Bank of New York Mellon Corp. (The) MTN	3.100	01/15/15	558,552
1,243,000	Credit Suisse USA, Inc.	4.875	01/15/15	1,244,981
1,513,000	EI du Pont DE Nemours & Co.	3.250	01/15/15	1,514,566
1,179,000	UBS AG/Stamford CT (Switzerland)	3.875	01/15/15	1,180,466
600,000	Bank of Nova Scotia	3.400	01/22/15	601,028
1,500,000	Bank of Tokyo-Mitsubishi UFJ Ltd (The) (Japan) 144a	3.850	01/22/15	1,502,812
350,000	International Business Machines Corp.	0.550	02/06/15	350,115
7,830,000	HSBC USA, Inc. MTN	2.375	02/13/15	7,848,362
2,439,000	Procter & Gamble Co. (The) MTN	3.500	02/15/15	2,448,305
8,200,000	Toyota Motor Credit Corp. MTN	1.000	02/17/15	8,207,730
745,000	Bank of New York Mellon Corp. (The) MTN	1.200	02/20/15	745,330

20

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 10.9% (Continued)
$4,510,000	US BanCorp. MN MTN	3.150%	03/04/15	$4,531,899
2,480,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144a	3.200	03/11/15	2,493,597
600,000	Credit Suisse/New York NY (Switzerland) MTN	3.500	03/23/15	604,098
430,000	Caterpillar Financial Services Corp.	1.050	03/26/15	430,755
100,000	Caterpillar Financial Services Corp. MTN	1.100	05/29/15	100,333
	Total Corporate Bonds			$37,439,216

	Commercial Paper — 10.6%
8,000,000	Bank Tokyo-Mit UFJ(C)	0.140	01/02/15	8,000,000
4,000,000	Washington Gas Light(C)	0.120	01/02/15	4,000,000
8,000,000	Nstar Electric(C)	0.240	01/06/15	7,999,787
6,500,000	Nstar Electric(C)	0.200	01/08/15	6,499,783
5,000,000	Washington Gas Light(C)	0.180	01/13/15	4,999,725
5,000,000	Microsoft Corp.(C)	0.700	01/28/15	4,999,747
	Total Commercial Paper			$36,499,042

	Certificates of Deposit — 4.0%
6,000,000	Bank of Nova Scotia/Houston(B)	0.290	02/25/15	6,000,000
3,900,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.215	03/20/15	3,900,000
3,800,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY (Netherlands)(B)	0.262	07/17/15	3,800,000
	Total Certificates of Deposit			$13,700,000

	Municipal Bonds — 1.5%
1,375,000	Avon OH Wtr Sys Impt Rev BANS Txbl Rev Notes Ser 2014	1.000	02/05/15	1,375,573
620,000	Loveland OH (Spl Oblig) Txbl NTS Downtown Rev Notes Ser 2014	3.000	02/10/15	620,978
1,350,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2014	0.800	03/05/15	1,350,913
1,200,000	Upper Arlington OH Txbl Land Acq LTGO Ser 2014	0.300	04/15/15	1,200,000
600,000	Westerville OH (Spl Oblg) Non Txbl Rev Notes Ser 2014	0.350	05/05/15	600,000
	Total Municipal Bonds			$5,147,464

	Repurchase Agreement — 3.8%
13,200,000	BMO Capital, 0.040%, dated 12/31/14, matures on 01/02/15, repurchase price $13,200,029 (collateralized by U.S. Treasury Notes, ranging in par value from $576,700 -$12,883,000, 0.000% - 1.625%, 02/19/15 - 07/31/19, total market value $13,464,077)	0.040	01/02/15	13,200,000
	Total Repurchase Agreements			$13,200,000

21

Touchstone Money Market Fund (Unaudited) (Continued)

Value

Total Investment Securities —99.9%
(Cost $344,433,618)	$344,433,618

Other Assets in Excess of Liabilities — 0.1%	283,483

Net Assets — 100.0%	$344,717,101

(A) Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B) Variable rate security - Rate reflected is the rate in effect as of December 31, 2014.

(C) Rate reflects yield at the time of purchase.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

IDA - Industrial Development Authority/Agency

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

LTGO - Limited Tax General Obligation

MTN - Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $3,996,409 or 1.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

22

Touchstone Money Market Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$160,715,800	$—	$160,715,800
U.S. Government Agency Obligations	—	77,732,096	—	77,732,096
Corporate Bonds	—	37,439,216	—	37,439,216
Commercial Paper	—	36,499,042	—	36,499,042
Certificates of Deposit	—	13,700,000	—	13,700,000
Municipal Bonds	—	5,147,464	—	5,147,464
Repurchase Agreement	—	13,200,000	—	13,200,000
				$344,433,618

See accompanying Notes to Portfolios of Investments.

23

Notes to Portfolios of Investments

December 31, 2014 (Unaudited)

Security valuation and fair value measurements — Generally accepted accounting principles in the United States (“U.S. GAAP”) defines fair value as the price the Funds (Fund) would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2014, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio allocation. The Funds did not hold any Level 3 categorized securities during the period ended December 31, 2014.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2014 there were no transfers between Level 1, 2 and 3 for all Funds.

Investments held by the Touchstone Institutional Money Market Fund and Touchstone Money Market Fund are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

The Fund’s portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds (Fund) invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds,

24

Notes to Portfolios of Investments (Unaudited) (Continued)

pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Investment companies—Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

25

Notes to Portfolios of Investments (Unaudited) (Continued)

(2) purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

For the period ended December 31, 2014, there were no open forward foreign currency contracts.

Real Estate Investment Trusts— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of December 31, 2014, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Active Bond Fund	$227,520	$230,850
High Yield Fund	2,892,106	3,000,206

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

26

Notes to Portfolios of Investments (Unaudited) (Continued)

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements— Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2014, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$102,918,205	$3,741,468	$(1,215,856)	$2,525,612
High Yield Fund	267,683,405	4,356,004	(10,251,494)	(5,895,490)
Institutional Money Market Fund	344,433,618	—	—	—
Money Market Fund	731,019,829	—	—	—

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/24/15

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	02/24/15

* Print the name and title of each signing officer under his or her signature.